SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplementary Insurance Information, by Segment [Line Items]
Deferred Policy Acquisition Costs	$ 4,852	$ 5,139
Policyholders’ Account Balances	38,825	32,895
Future Policy Benefits and other Policyholders’ Funds	28,939	28,474
Policy Charges And Premium Revenue	4,198	4,119	$ 3,997
Net Investment Income (Loss)	2,318	2,057	2,210
Policyholders’ Benefits and Interest Credited	3,824	3,430	4,737
Amortization of Deferred Policy Acquisition Costs	287	(254)	(350)
Other Operating Expense	4,664	4,805	5,020
Consolidation/ Elimination
Supplementary Insurance Information, by Segment [Line Items]
Deferred Policy Acquisition Costs	0	0
Policyholders’ Account Balances	0	0
Future Policy Benefits and other Policyholders’ Funds	0	0
Policy Charges And Premium Revenue	0	0	0
Net Investment Income (Loss)	50	45	40
Policyholders’ Benefits and Interest Credited	0	0	0
Amortization of Deferred Policy Acquisition Costs	0	0	0
Other Operating Expense	(26)	(27)	(27)
Insurance
Supplementary Insurance Information, by Segment [Line Items]
Deferred Policy Acquisition Costs	4,852	5,139
Policyholders’ Account Balances	38,825	32,895
Future Policy Benefits and other Policyholders’ Funds	28,939	28,474
Policy Charges And Premium Revenue	4,198	4,119	3,997
Net Investment Income (Loss)	2,118	1,994	2,136
Policyholders’ Benefits and Interest Credited	3,824	3,430	4,737
Amortization of Deferred Policy Acquisition Costs	287	(254)	(350)
Other Operating Expense	2,367	2,425	2,639
Investment Management
Supplementary Insurance Information, by Segment [Line Items]
Deferred Policy Acquisition Costs	0	0
Policyholders’ Account Balances	0	0
Future Policy Benefits and other Policyholders’ Funds	0	0
Policy Charges And Premium Revenue	0	0	0
Net Investment Income (Loss)	150	18	34
Policyholders’ Benefits and Interest Credited	0	0	0
Amortization of Deferred Policy Acquisition Costs	0	0	0
Other Operating Expense	$ 2,323	$ 2,407	$ 2,408